Revenue disaggregation and segmental analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Segmental analysis
Service revenue	€ 38,203	€ 37,141	€ 37,871
Equipment revenue	5,287	4,824	5,295
Revenue from contracts with customers	43,490	41,965	43,166
Other revenue	1,958	1,694	1,653
Interest revenue	132	150	155
Total segment revenue	45,580	43,809	44,974
Adjusted EBITDAaL	15,208	14,386	14,881
Amount of total future revenue from the Group's contracts with customers with performance obligations not satisfied	€ 20,013	21,038	20,336
Vodafone Egypt
Segmental analysis
Proportion of ownership interest in subsidiary	55.00%
Germany.
Segmental analysis
Service revenue	€ 11,616	11,520	10,696
Equipment revenue	1,126	1,055	1,055
Revenue from contracts with customers	12,742	12,575	11,751
Other revenue	365	380	300
Interest revenue	21	29	25
Total segment revenue	13,128	12,984	12,076
Adjusted EBITDAaL	5,669	5,634	5,077
Italy.
Segmental analysis
Service revenue	4,379	4,458	4,833
Equipment revenue	525	446	583
Revenue from contracts with customers	4,904	4,904	5,416
Other revenue	108	97	101
Interest revenue	10	13	12
Total segment revenue	5,022	5,014	5,529
Adjusted EBITDAaL	1,699	1,597	2,068
UK.
Segmental analysis
Service revenue	5,154	4,848	5,020
Equipment revenue	1,333	1,206	1,333
Revenue from contracts with customers	6,487	6,054	6,353
Other revenue	69	44	63
Interest revenue	33	53	68
Total segment revenue	6,589	6,151	6,484
Adjusted EBITDAaL	1,395	1,367	1,500
Spain sub segment
Segmental analysis
Service revenue	3,714	3,788	3,904
Equipment revenue	369	292	318
Revenue from contracts with customers	4,083	4,080	4,222
Other revenue	73	64	51
Interest revenue	24	22	23
Total segment revenue	4,180	4,166	4,296
Adjusted EBITDAaL	957	1,044	1,009
Other Europe.
Segmental analysis
Service revenue	5,001	4,859	4,890
Equipment revenue	528	549	539
Revenue from contracts with customers	5,529	5,408	5,429
Other revenue	105	124	94
Interest revenue	19	17	18
Total segment revenue	5,653	5,549	5,541
Adjusted EBITDAaL	1,606	1,760	1,738
Vodacom.
Segmental analysis
Service revenue	4,635	4,083	4,470
Equipment revenue	950	800	864
Revenue from contracts with customers	5,585	4,883	5,334
Other revenue	384	282	190
Interest revenue	24	16	7
Total segment revenue	5,993	5,181	5,531
Adjusted EBITDAaL	2,125	1,873	2,088
Vantage Towers
Segmental analysis
Other revenue	1,252
Total segment revenue	1,252
Adjusted EBITDAaL	619
Other Markets.
Segmental analysis
Service revenue	3,420	3,312	3,796
Equipment revenue	404	441	552
Revenue from contracts with customers	3,824	3,753	4,348
Other revenue	6	12	36
Interest revenue			2
Total segment revenue	3,830	3,765	4,386
Adjusted EBITDAaL	1,335	1,228	1,400
Common Functions
Segmental analysis
Service revenue	522	470	494
Equipment revenue	53	36	53
Revenue from contracts with customers	575	506	547
Other revenue	838	862	1,020
Interest revenue	1
Total segment revenue	1,414	1,368	1,567
Adjusted EBITDAaL	(197)	(117)	1
Eliminations
Segmental analysis
Service revenue	(238)	(197)	(232)
Equipment revenue	(1)	(1)	(2)
Revenue from contracts with customers	(239)	(198)	(234)
Other revenue	(1,242)	(171)	(202)
Total segment revenue	(1,481)	(369)	(436)
Within one year
Segmental analysis
Amount of total future revenue from the Group's contracts with customers with performance obligations not satisfied	12,913	€ 14,110	€ 13,456
Previous basis of segment reporting
Segmental analysis
Service revenue	38,203
Equipment revenue	5,287
Revenue from contracts with customers	43,490
Other revenue	1,958
Interest revenue	132
Total segment revenue	45,580
Adjusted EBITDAaL	15,208
Previous basis of segment reporting | Germany.
Segmental analysis
Service revenue	11,616
Equipment revenue	1,126
Revenue from contracts with customers	12,742
Other revenue	424
Interest revenue	21
Total segment revenue	13,187
Adjusted EBITDAaL	5,978
Previous basis of segment reporting | Italy.
Segmental analysis
Service revenue	4,379
Equipment revenue	525
Revenue from contracts with customers	4,904
Other revenue	108
Interest revenue	10
Total segment revenue	5,022
Adjusted EBITDAaL	1,699
Previous basis of segment reporting | UK.
Segmental analysis
Service revenue	5,154
Equipment revenue	1,333
Revenue from contracts with customers	6,487
Other revenue	69
Interest revenue	33
Total segment revenue	6,589
Adjusted EBITDAaL	1,457
Previous basis of segment reporting | Spain sub segment
Segmental analysis
Service revenue	3,714
Equipment revenue	369
Revenue from contracts with customers	4,083
Other revenue	92
Interest revenue	24
Total segment revenue	4,199
Adjusted EBITDAaL	1,041
Previous basis of segment reporting | Other Europe.
Segmental analysis
Service revenue	5,001
Equipment revenue	528
Revenue from contracts with customers	5,529
Other revenue	189
Interest revenue	19
Total segment revenue	5,737
Adjusted EBITDAaL	1,770
Previous basis of segment reporting | Vodacom.
Segmental analysis
Service revenue	4,635
Equipment revenue	950
Revenue from contracts with customers	5,585
Other revenue	384
Interest revenue	24
Total segment revenue	5,993
Adjusted EBITDAaL	2,125
Previous basis of segment reporting | Other Markets.
Segmental analysis
Service revenue	3,420
Equipment revenue	404
Revenue from contracts with customers	3,824
Other revenue	6
Total segment revenue	3,830
Adjusted EBITDAaL	1,335
Previous basis of segment reporting | Common Functions
Segmental analysis
Service revenue	522
Equipment revenue	53
Revenue from contracts with customers	575
Other revenue	838
Interest revenue	1
Total segment revenue	1,414
Adjusted EBITDAaL	(197)
Previous basis of segment reporting | Eliminations
Segmental analysis
Service revenue	(238)
Equipment revenue	(1)
Revenue from contracts with customers	(239)
Other revenue	(152)
Total segment revenue	€ (391)